INCOME TAXES - Recognised deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Recognized Deferred Tax Assets and Liabilities
Recognized deferred tax assets	$ 693,424	$ 666,808	$ 538,023
Set off of tax	(693,424)	(666,808)	(538,023)
Recognized deferred tax liabilities	(693,424)	(666,808)	(538,023)
Set off of tax	693,424	666,808	538,023
Unrecognized deferred tax assets	(10,616,227)	(7,843,252)	(5,247,143)
Total	318,477,703	273,792,687	245,013,646
Investment tax credits
Recognized Deferred Tax Assets and Liabilities
Recognized deferred tax assets	464,888	464,888	528,641
Set off of tax	(464,888)	(464,888)	(528,641)
Recognized deferred tax liabilities	(464,888)	(464,888)	(528,641)
Set off of tax	464,888	464,888	528,641
Capital assets
Recognized Deferred Tax Assets and Liabilities
Recognized deferred tax assets	4,287	7,392	9,382
Set off of tax	(4,287)	(7,392)	(9,382)
Recognized deferred tax liabilities	(4,287)	(7,392)	(9,382)
Set off of tax	4,287	7,392	$ 9,382
Lease liability
Recognized Deferred Tax Assets and Liabilities
Recognized deferred tax assets	224,249	194,528
Set off of tax	224,249	194,528
Right of use asset
Recognized Deferred Tax Assets and Liabilities
Set off of tax	(224,249)	(194,528)
Recognized deferred tax liabilities	$ (224,249)	$ (194,528)